Advances to Suppliers, Net - Schedule of Advances to Suppliers (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Advances to Suppliers [Abstract]
Prepayment for equipment and service purchase	$ 494,042	$ 524,930
Less: Allowance for credit losses	(2,860)	(2,740)
Advances to suppliers, net	$ 491,182	$ 522,190